SHAREHOLDERS EQUITY (Schedule of RSUs Activity) (Details) (RSUs [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
RSUs [Member]
RSUs Activity [Line Item]
Outstanding at January 1, 2014	43,000
Granted	67,000
Converted	(43,000)	(75,000)
Forfeited		5,000
Outstanding at the end of the year	67,000	43,000